Fair Value of Financial Instruments Not Accounted For at Fair Value (Tables)	6 Months Ended
Jun. 30, 2018
Investments, All Other Investments [Abstract]
Schedule of Estimated Fair Value and Carrying Value of Assets and Liabilities Measured at Fair Value on Recurring Basis, Non-recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities. The table excludes accounts receivable accrued expenses and other liabilities and accounts payable.

	December 31, 2017			June 30, 2018
Fair Value Hierarchy Level	Fair Value Hierarchy Level	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)	Carrying Amount Asset (Liability)	Fair Value Asset (Liability)
		(in thousands)
Cash and cash equivalents	Level 1	62,109	62,109	55,096	55,096
Senior unsecured bond	Level 2	(100,000)	(96,775)	(100,000)	(98,000)
Secured term loan facilities and revolving credit facility	Level 3	(772,191)	(636,220)	(732,378)	(609,181)